Convertible Preferred Stock (Tables)	9 Months Ended
Sep. 30, 2014
Equity [Abstract]
Schedule of Authorized, Issued and Outstanding Shares of Series A Convertible Preferred Stock and Liquidation Preferences

The authorized, issued and outstanding shares of Series A convertible preferred stock and liquidation preferences as of December 31, 2012 and 2013 were as follows (in thousands, except share numbers):

	SHARES		LIQUIDATION AMOUNT	CARRYING VALUE
SERIES	AUTHORIZED	OUTSTANDING
As of December 31, 2012	2,123,681	1,789,618	$2,595	$2,471
As of December 31, 2013	4,233,295	3,899,232	$5,654	$7,992